Debt (Schedule of Principle Payments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Debt Disclosure [Abstract]
2013	$ 168
2014	73
2015	23
2016	962
2017	17
Thereafter	1,855
Total	$ 3,098